Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment
3.	Property and Equipment –

Property and equipment consist of the following:

	September 30, 2016	December 31, 2015

Equipment	$776,927	$-
Site development	401,462	-
Building	161,467	-
Leasehold improvements	46,728	-
Computer equipment	2,901	2,901
Construction in process	388,937	-
	1,778,422	2,901
Less accumulated depreciation	(156,837)	(2,901)
	$1,621,585	$-

Construction in process contains amounts paid and accrued for construction of the Blaine private CNG station that has not been placed into service as of September 30, 2016 and Diamond Bar equipment that has not been put into service.

Depreciation expense was approximately $154,000 and $1,000 for the nine months ended September 30, 2016 and 2015, respectively.

2.	Property and Equipment

Property and equipment consisted of the following:

December 31	2015	2014
Computers and equipment	$2,901	$2,901
Less accumulated depreciation	2,901	1,934
Property and Equipment	$-	$967

Depreciation expense was $967 for the years ended December 31, 2015 and 2014.